CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Net revenues	$ 177,519,672	$ 110,588,299	$ 69,288,547
Cost of revenues	(95,587,218)	(56,142,838)	(37,433,811)
Gross profit	81,932,454	54,445,461	31,854,736
Operating expenses
Selling and marketing	(23,166,231)	(9,934,938)	(5,591,218)
General and administrative	(37,814,962)	(19,085,014)	(10,853,565)
Impairment loss on intangible assets and goodwill	(139,660)
Total operating expenses	(61,120,853)	(29,019,952)	(16,444,783)
Government subsidies	213,270	148,537
Income from operations	21,024,871	25,574,046	15,409,953
Interest income	3,499,926	1,346,284	323,801
Interest expense		(59,212)	(40,643)
Other (expenses)/income	4,180,703	1,718	(124,839)
Gain from sales of available-for-sale securities		6,429
Gain on extinguishment of liabilities		134,370
Impairment loss on long-term investment	(235,397)
Income before income tax provision	28,470,103	27,003,635	15,568,272
Provision for income tax	(4,156,450)	(2,628,090)	(1,364,635)
Net income from continuing operations	24,313,653	24,375,545	14,203,637
Net income/ (loss) from discontinued operations, net of tax effects of $(13,890), $81,391, and $nil for years ended February 28, 2010, February 28, 2011 and February 29, 2012, respectively		(334,395)	41,322
Net income	24,313,653	24,041,150	14,244,959
Net income attributable to TAL Education Group shareholders	$ 24,313,653	$ 24,041,150	$ 14,244,959
Net income per common share
Basic from continuing operations (in dollars per share)	$ 0.16	$ 0.18	$ 0.11
Basic from discontinued operations (in dollars per share)		$ 0.00	$ 0.00
Basic (in dollars per share)	$ 0.16	$ 0.18	$ 0.11
Diluted from continuing operations (in dollars per share)	$ 0.16	$ 0.18	$ 0.11
Diluted from discontinued operations (in dollars per share)		$ 0.00	$ 0.00
Diluted (in dollars per share)	$ 0.16	$ 0.18	$ 0.11
Weighted average shares used in calculating net income per common share
Basic (in shares)	154,000,219	131,911,539	120,000,000
Diluted (in shares)	155,874,381	136,445,635	125,000,000